Schedule of Investments (unaudited) May 31, 2022	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 1.5%

Tobacco — 1.5%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(a)	$4,680	$323,383

District of Columbia — 9.8%

Tobacco — 2.2%
District of Columbia Tobacco Settlement Financing Corp., RB, CAB, Series C, 0.00%, 06/15/55(a)	6,000	481,944

Transportation — 7.6%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	1,500	1,622,682

Total Municipal Bonds in District of Columbia		2,104,626

Puerto Rico — 7.6%

State — 5.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	127,527
Series A-1, Restructured, 5.00%, 07/01/58	578	587,664
Series A-2, Restructured, 4.33%, 07/01/40	391	389,790
Series A-2, Restructured, 4.78%, 07/01/58	129	129,765

		1,234,746

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, 5.63%, 05/15/43	140	142,491

Utilities — 1.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB
Series A, Senior Lien, 5.00%, 07/01/33	200	200,426
Series A, Senior Lien, 5.13%, 07/01/37	55	55,113

		255,539

Total Municipal Bonds in Puerto Rico		1,632,776

Virginia — 112.7%

Corporate — 1.0%
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 01/01/48(b)(c)	200	203,943

County/City/Special District/School District — 11.3%
City of Norfolk Virginia, Refunding GO, Series A, (SAW), 5.00%, 08/01/23(d)	500	518,876
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/36	775	852,198
Virginia College Building Authority, RB, 4.00%, 02/01/42	1,000	1,063,619

		2,434,693

Education — 13.6%
Salem Economic Development Authority, Refunding RB, 4.00%, 04/01/45	250	242,442
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	410	438,281
(NPFGC), 5.25%, 01/01/31	1,000	1,169,772
Series A, 3.00%, 01/15/51	750	582,049
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	501,919

		2,934,463

Security	Par (000)	Value

Health — 41.9%
Chesapeake Hospital Authority, Refunding RB, 4.00%, 07/01/43	$680	$684,491
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	585	622,181
Fairfax County Economic Development Authority, RB, Series A, 5.00%, 12/01/23(d)	500	523,519
Fairfax County Economic Development Authority, Refunding RB, 4.00%, 05/15/42	500	507,147
Fairfax County Industrial Development Authority, RB, Series A, 5.00%, 05/15/44	450	462,713
Henrico County Economic Development Authority, Refunding RB
4.25%, 06/01/26	145	145,160
4.00%, 10/01/50	250	227,770
5.00%, 10/01/52	1,000	1,080,624
James City County Economic Development Authority, Refunding RB, Series A, 4.00%, 12/01/50	250	211,279
Lexington Industrial Development Authority, Refunding RB, Series A, 5.00%, 01/01/42	690	720,913
Lynchburg Economic Development Authority, Refunding RB, 4.00%, 01/01/55	250	243,754
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	200	200,144
Prince William County Industrial Development Authority, Refunding RB, Series B, 4.00%, 11/01/22(d)	500	505,949
Rockingham County Economic Development Authority Refunding RB, 3.00%, 11/01/46	820	693,444
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	233,216
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 12/01/49	500	483,343
Winchester Economic Development Authority, Refunding RB
5.00%, 01/01/44	1,000	1,045,363
Series A, 5.00%, 01/01/24(d)	400	419,832

		9,010,842

Housing — 8.6%
Virginia Housing Development Authority, RB, M/F Housing
Series B, 4.00%, 06/01/53	625	615,511
Series D, 3.90%, 10/01/48	985	987,179
Series F, 5.25%, 10/01/38	250	253,470

		1,856,160

State — 8.0%
Ballston Quarter Community Development Authority, TA, Series A, 5.38%, 03/01/36	250	207,040
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	254,383
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	500	495,025
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	245	249,051
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax, RB, 4.00%, 05/15/46	500	513,430

		1,718,929

1

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tobacco — 6.9%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	$985	$984,961
Series B-2, Convertible, 5.20%, 06/01/46	500	500,031

		1,484,992

Transportation — 9.9%
Richmond Metropolitan Transportation Authority/The Expressway System Revenue, Refunding RB, (NPFGC), 5.25%, 07/15/22	110	110,534
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	500	520,090
Virginia Small Business Financing Authority, Refunding RB, AMT, Senior Lien, 4.00%, 01/01/48	1,600	1,493,190

		2,123,814

Utilities — 11.5%
City of Richmond Virginia Public Utility Revenue, RB
Series A, 3.00%, 01/15/45	500	449,743
Series A, 4.00%, 01/15/50	500	505,790
County of Henrico Virginia Water & Sewer Revenue, Refunding RB, 5.00%, 05/01/26(d)	1,065	1,182,572
Fairfax County Water Authority, Refunding RB, 5.00%, 04/01/44	300	327,468

		2,465,573

Total Municipal Bonds in Virginia		24,233,409

Total Municipal Bonds — 131.6% (Cost: $28,690,599)		28,294,194

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Virginia — 28.8%

Transportation — 28.8%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	2,000	2,149,320
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	4,000	4,057,432

Total Municipal Bonds in Virginia		6,206,752

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.8% (Cost: $6,015,789)		6,206,752

Total Long-Term Investments — 160.4% (Cost: $34,706,388)		34,500,946

Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.55%(h)(i)	2,209,263	$2,209,484

Total Short-Term Securities — 10.3% (Cost: $2,209,116)		2,209,484

Total Investments — 170.7% (Cost: $36,915,504)		36,710,430

Liabilities in Excess of Other Assets — (3.0)%		(657,470)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.0)%		(3,001,601)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (53.7)%		(11,550,339)

Net Assets Applicable to Common Shares — 100.0%		$21,501,020

(a)	Zero-coupon bond.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 1, 2024, is $1,051,389.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$929,315	$1,279,907	(a)	$—	$(106)	$368	$2,209,484	2,209,263	$1,179	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	5	09/21/22	$597	$4,201
U.S. Long Bond	11	09/21/22	1,533	15,586
5-Year U.S. Treasury Note	6	09/30/22	678	1,637

				$21,424

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$28,294,194	$—	$28,294,194
Municipal Bonds Transferred to Tender Option Bond Trusts	—	6,206,752	—	6,206,752
Short-Term Securities
Money Market Funds	2,209,484	—	—	2,209,484

	$2,209,484	$34,500,946	$—	$36,710,430

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$21,424	$—	$—	$21,424

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(3,000,000)	$—	$(3,000,000)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

	$—	$(14,600,000)	$—	$(14,600,000)

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Schedule of Investments (unaudited) (continued) May 31, 2022	BlackRock Virginia Municipal Bond Trust (BHV)

Portfolio Abbreviation

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

CAB	Capital Appreciation Bonds

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SAW	State Aid Withholding

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	4